Other accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Other accounts receivable [Abstract]
Summary of Other Accounts Receivable
Other accounts receivable as of December 31, 2024 and 2023, are summarized as follows:

	2024	2023
Current
Recoverable taxes	$195,242	$194,918
Employees	94	4,540
Others	15,505	14,633
	210,841	214,091
Non-current
Value added tax recoverable (a)	63,019	195,473
	$273,860	$409,564

(a)	During 2024 and 2023, the Value Added Tax (VAT) recovery processes have been prolonged by the tax authorities by extending the recovery periods.